Prudential Day One 2010 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	68,426	$ 703,422
PGIM Global Real Estate Fund (Class R6)	10,953	300,545
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,312	49,460
PGIM QMA Commodity Strategies Fund (Class R6)	25,902	248,138
PGIM QMA International Developed Markets Index Fund (Class R6)	20,449	248,658
PGIM QMA Large-Cap Core Equity Fund (Class R6)	38,146	598,132
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,498	49,482
PGIM QMA US Broad Market Index Fund (Class R6)	21,479	298,556
PGIM TIPS Fund (Class R6)	131,235	1,303,162
PGIM Total Return Bond Fund (Class R6)	50,239	754,591

Total Long-Term Investments (cost $4,317,046)		4,554,146

Short-Term Investment 9.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $464,586)	464,586	464,586

TOTAL INVESTMENTS 100.2% (cost $4,781,632)(w)		5,018,732
Liabilities in excess of other assets (0.2)%		(10,339)

Net Assets 100.0%		$ 5,008,393

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds